Key management personnel	12 Months Ended
Dec. 31, 2025
Key management personnel
Key management personnel

14.Key management personnel

Key management personnel, consisting of the Company’s Board of Directors and corporate officers, received the following compensation for the following periods:

	December 31, 2025	December 31, 2024
	$	$
Stock-based compensation	3,594,682	4,209,044
Salaries and bonuses	1,956,036	2,386,759
Consulting	320,067	—
	5,870,785	6,595,803

As of December 31, 2025, the Company had amounts owing or accrued to key management personnel of $332,430 (December 31, 2024 - $648,536) pertaining to expense reimbursements, accrued bonuses, and accrued vacation.

On June 30, 2025, Daniel Mikol, MD, Ph.D., resigned from his position as Chief Medical Officer. During the year ended December 31, 2025, Daniel Mikol was paid a salary of $330,000 and the Company accrued zero bonus, as reflected in the table above. In connection with Daniel Mikol’s resignation, the Company paid him accrued vacation of $24,095. Also, as a result, 100,000 unvested options were forfeited and his remaining 985,000 options outstanding were exercisable until December 27, 2025, resulting in a net reversal in stock-based compensation expense of $15,308. Board member Randall Kaye, MD, was appointed Chief Medical Advisor and increased the scope of his role until the Company hires a Chief Medical Officer. During the year ended December 31, 2025, Dr. Kaye was paid $320,067 related to consulting services provided.

On July 3, 2025, the Company announced the appointment of Adam Rogers, MD as the Chair of the Company’s Board following the resignation of Glenn Ives. As a result of the resignation of Mr. Ives, 60,000 unvested options were forfeited and his remaining 350,000 options outstanding are exercisable until July 2, 2026, resulting in a net incremental stock-based compensation expense of $66,194.

On July 17, 2025, the Company announced that President and Chief Executive Officer (“CEO”) Mike Kelly had stepped down as a director and officer of the Company and Dr. Adam Rogers, Chair of the Board, had been appointed Interim CEO. Adam Rogers was subsequently appointed President and CEO on February 9, 2026. During the year ended December 31, 2025, total compensation of $651,461 was paid to Michael Kelly. Also, as a result of the resignation of Mr. Kelly, 1,083,500 options and 98,333 retention securities were forfeited and his remaining 3,310,567 options and retention securities outstanding are exercisable until July 15, 2026, resulting in a net reversal in stock-based compensation expense of $419,956.

Dr. Rogers is a representative of the Company’s largest shareholder PFP Bioscience Holdings (“PFP”) through his role as a Principal and Managing Member of PFP. PFP is considered to have significant influence over the Company by virtue of Dr. Rogers’ role as Chair, President, and CEO, and is therefore considered a related party of the Company. 10,000,000 of the Company’s Common Shares are held by PFP Biosciences Holdings LLC which were acquired as part of the July 2022 private placement. Further, associates of PFP, the Paul & Phyllis Fireman Charitable Foundation and the Paul Fireman 2006 Revocable Trust are the beneficial owners of 3,831,530 and 857,143 Common Shares, respectively which were acquired as part of the March 2024 bought deal financing and concurrent private placement and the November 2025 private placement. These entities are also holders of 5,000,000 warrants with an exercise price of $2.44, 1,439,574 warrants with an exercise price of $3.00, and 904,761 warrants with an exercise price of US$2.65, acquired as part of the July 2022, March 2024, and November 2025 private placements, respectively. All previous transactions between the Company and PFP have been at market price and therefore considered to be at arms-length.

Additionally, certain directors participated in the November 2025 private placement by acquiring 250,000 units (each unit consisted of one Common Share and one-half of one Common Share purchase warrant), at US$2.10 per unit, which are terms considered to be at arm’s length and reflective of fair market value.